UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:________
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Insurance Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

  /s/ Martin F. Hollenbeck      Fairfield, Ohio         November 9, 2010
  ------------------------      ---------------         ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                             1
                                                      ---------

Form 13F Information Table Entry Total                       55
                                                      ---------

Form 13F Information Table Value Total                1,805,967
                                                      ---------
                                                     (thousands)

List of Other Included Managers

No.      File No.               Name
01       028-10798              Cincinnati Financial Corporation

                                 Column 2        Column 3    Column 4           Column 5     Column 6   Column 7     Column 8
          Issuer             Title of Class       Cusip      FMV (000)     Shares      SH   Investment    Oth     Sole  Shared None
                                                                          /Principal  /PRN    Dis         Mgrs
3M CO                            COMMON           88579Y101     40,710     469,500     SH     SHARED-OTHER  01   -      469,500  -
ABBOTT LABORATORIES              COMMON           002824100     60,452   1,157,200     SH     SHARED-OTHER  01   -    1,157,200  -
AGL RESOURCES INC                COMMON           001204106     28,398     740,300     SH     SHARED-OTHER  01   -      740,300  -
ALEXANDRIA REAL ESTATE           CONVERTIBLE DEB  015271AA7        981   1,000,000    PRN     SHARED-OTHER  01   -            -  -
ALLIANCEBERNSTEIN HOLDING LP     COMMON           01881G106     54,104   2,048,600     SH     SHARED-OTHER  01   -    2,048,600  -
ASPEN INSURANCE                  CONVERTIBLE PFD  G05384113      8,941     160,000     SH     SHARED-OTHER  01   -            -  -
AT&T INC                         COMMON           00206R102     28,114     983,000     SH     SHARED-OTHER  01   -      983,000  -
AUTOMATIC DATA PROCESSING        COMMON           053015103     39,210     932,900     SH     SHARED-OTHER  01   -      932,900  -
BAXTER INTERNATIONAL INC         COMMON           071813109     42,462     890,000     SH     SHARED-OTHER  01   -      890,000  -
BLACKROCK INC                    COMMON           09247X101     60,439     355,000     SH     SHARED-OTHER  01   -      355,000  -
BOSTON PROPERTIES INC            CONVERTIBLE DEB  10112RAK0      6,313   6,250,000    PRN     SHARED-OTHER  01   -            -  -
CHEVRON CORP                     COMMON           166764100     80,110     988,400     SH     SHARED-OTHER  01   -      988,400  -
CLOROX COMPANY                   COMMON           189054109     36,784     550,992     SH     SHARED-OTHER  01   -      550,992  -
CONOCOPHILLIPS                   COMMON           20825C104     20,101     350,000     SH     SHARED-OTHER  01   -      350,000  -
DOVER CORP                       COMMON           260003108     22,580     432,480     SH     SHARED-OTHER  01   -      432,480  -
DUKE ENERGY CORP                 COMMON           26441C105     34,460   1,945,800     SH     SHARED-OTHER  01   -    1,945,800  -
EMERSON ELECTRIC CO              COMMON           291011104     37,957     720,800     SH     SHARED-OTHER  01   -      720,800  -
EQT CORP                         COMMON           26884L109     21,636     600,000     SH     SHARED-OTHER  01   -      600,000  -
EXXON MOBIL CORP                 COMMON           30231G102     92,438   1,496,000     SH     SHARED-OTHER  01   -    1,496,000  -
FRONTIER COMMUNICATIONS CORP     COMMON           35906A108      1,392     170,428     SH     SHARED-OTHER  01   -      170,428  -
GENUINE PARTS CO                 COMMON           372460105     51,145   1,147,000     SH     SHARED-OTHER  01   -    1,147,000  -
HONEYWELL INTERNATIONAL INC      COMMON           438516106     14,483     329,600     SH     SHARED-OTHER  01   -      329,600  -
HUNTINGTON BANCSHARES INC        CONVERTIBLE PFD  446150401     10,290       9,754     SH     SHARED-OTHER  01   -            -  -
INTEL CORP                       COMMON           458140100     10,124     527,300     SH     SHARED-OTHER  01   -      527,300  -
INTL BUSINESS MACHINES CORP      COMMON           459200101     34,206     255,000     SH     SHARED-OTHER  01   -      255,000  -
JOHNSON & JOHNSON                COMMON           478160104     86,744   1,400,000     SH     SHARED-OTHER  01   -    1,400,000  -
JP MORGAN CHASE                  COMMON           46625H100     16,176     425,000     SH     SHARED-OTHER  01   -      425,000  -
KEYCORP INC.                     CONVERTIBLE PFD  493267405      3,754      35,000     SH     SHARED-OTHER  01   -            -  -
LEGGETT & PLATT INC              COMMON           524660107     44,127   1,938,800     SH     SHARED-OTHER  01   -    1,938,800  -
LIFE POINT HOSPITALS SR SUB NTS  CONVERTIBLE DEB  53219LAG4      4,881   5,000,000    PRN     SHARED-OTHER  01   -            -  -
LINEAR TECHNOLOGY CORP           COMMON           535678106     23,994     780,800     SH     SHARED-OTHER  01   -      780,800  -
MCDONALD'S CORP                  COMMON           580135101     41,279     554,000     SH     SHARED-OTHER  01   -      554,000  -
MEDTRONIC INC                    COMMON           585055106     25,529     760,250     SH     SHARED-OTHER  01   -      760,250  -
MEDTRONIC INC                    CONVERTIBLE DEB  585055AK2      7,091   7,100,000    PRN     SHARED-OTHER  01   -            -  -
MERIDIAN BIOSCIENCE INC          COMMON           589584101     17,933     820,000     SH     SHARED-OTHER  01   -      820,000  -
METLIFE INC                      COMMON           59156R108     63,681   1,656,206     SH     SHARED-OTHER  01   -    1,656,206  -
MICROCHIP TECHNOLOGY INC         COMMON           595017104     33,872   1,077,000     SH     SHARED-OTHER  01   -    1,077,000  -
MICROSOFT CORP                   COMMON           594918104     20,028     817,800     SH     SHARED-OTHER  01   -      817,800  -
NEW YORK COMMUNITY BANCORP       CONVERTIBLE PFD  64944P307      4,617      95,000     SH     SHARED-OTHER  01   -            -  -
NORTHERN TRUST CORP              COMMON           665859104     61,738   1,279,799     SH     SHARED-OTHER  01   -    1,279,799  -
NUCOR CORP                       COMMON           670346105     35,687     934,212     SH     SHARED-OTHER  01   -      934,212  -
OMNICARE INC                     CONVERTIBLE DEB  681904AL2      6,149   7,150,000    PRN     SHARED-OTHER  01   -            -  -
PARTNERRE LTD                    COMMON           G6852T105      2,789      34,784     SH     SHARED-OTHER  01   -       34,784  -
PAYCHEX INC                      COMMON           704326107     13,781     501,300     SH     SHARED-OTHER  01   -      501,300  -
PEPSICO INC                      COMMON           713448108     82,419   1,240,500     SH     SHARED-OTHER  01   -    1,240,500  -
PFIZER INC                       COMMON           717081103     55,557   3,235,725     SH     SHARED-OTHER  01   -    3,235,725  -
PITNEY BOWES INC                 COMMON           724479100     25,293   1,183,000     SH     SHARED-OTHER  01   -    1,183,000  -
PRAXAIR INC                      COMMON           74005P104     35,208     390,072     SH     SHARED-OTHER  01   -      390,072  -
PROCTER & GAMBLE CO/THE          COMMON           742718109    126,213   2,104,604     SH     SHARED-OTHER  01   -    2,104,604  -
RPM INTERNATIONAL INC            COMMON           749685103     30,444   1,528,318     SH     SHARED-OTHER  01   -    1,528,318  -
SPECTRA ENERGY CORP              COMMON           847560109     32,972   1,462,194     SH     SHARED-OTHER  01   -    1,462,194  -
SYSCO CORP                       COMMON           871829107     18,738     657,000     SH     SHARED-OTHER  01   -      657,000  -
VERIZON COMMUNICATIONS INC       COMMON           92343V104     23,139     710,000     SH     SHARED-OTHER  01   -      710,000  -
WAL-MART STORES INC              COMMON           931142103     20,134     376,200     SH     SHARED-OTHER  01   -      376,200  -
WEST PHARMACEUTICAL              CONVERTIBLE DEB  955306AA3      4,173   5,200,000    PRN     SHARED-OTHER  01   -            -  -
                                                             1,805,967